Income Taxes - Components of loss before tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Total loss before tax	$ (174,934)	$ (66,706)	$ (70,353)
PRC
Income Tax Disclosure [Line Items]
Total loss before tax	(150,478)	(54,776)	(60,761)
Overseas
Income Tax Disclosure [Line Items]
Total loss before tax	$ (24,456)	$ (11,930)	$ (9,592)